Long-Term Debt (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Debt Disclosure [Abstract]
Schedule of Long-Term Debt Instruments
At September 30, 2025 and December 31, 2024, long-term debt consisted of the following (in thousands):

	September 30, 2025	December 31, 2024
2021 Credit Facility (1)	$16,166	$37,362
Credit Agreement	—	3,700
Economic Injury Disaster Loan	150	150
Total long-term debt	16,316	41,212
Add: debt premium	3,151	—
Less: deferred financing cost (1)	(3,626)	(4,238)
Less: debt discount	(93)	(1,671)
Total long-term debt, net of deferred financing cost and debt discount	15,748	35,303
Less: current portion	(4,931)	(3,700)
Total long-term debt, including debt premium, net of current portion, deferred financing cost and debt discount	$10,817	$31,603
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(1)As of September 30, 2025 and December 31, 2024, amount includes an exit fee of $3.0 million, which due at maturity or prepayment.

At December 31, 2024 and 2023, long-term debt consisted of the following (in thousands):

	December 31,
	2024	2023
2021 Credit Facility (1)	$37,362	$28,594
Credit Agreement	3,700	3,000
Economic Injury Disaster Loan	150	150
Total long-term debt	41,212	31,744
Less: deferred financing cost (1)	(4,238)	(1,688)
Less: debt discount (2)	(1,671)	—
Total long-term debt, net of deferred financing cost and debt discount	35,303	30,056
Less: current portion	(3,700)	(1,478)
Total long-term debt, net of current portion, deferred financing cost and debt discount	$31,603	$28,578
__________________
(1)As of December 31, 2024, amount includes an exit fee of $3.0 million, which is non-interest bearing and due at maturity or prepayment.
(2)As of December 31, 2024, amount includes $1.7 million for the interest reserve, pursuant to the LS Amendment, as defined below, net of amounts amortized for interest.

Schedule of Components of Interest Expense and Related Fees for Long-Term Debt
The components of interest expense and related fees for long-term debt is as follows (in thousands):

	Year Ended December 31,
	2024	2023
Interest expense – 2021 Credit Facility	$3,617	$3,655
Interest expense – Credit Agreement	693	102
Interest expense – other	8	6
Amortization of deferred financing cost and debt discount	1,092	615
Total interest expense and amortization of deferred financing cost and debt discount	$5,410	$4,378

Schedule of Future Minimum Payments Related to Long-Term Debt
As of September 30, 2025, future minimum payments related to long-term debt are as follows (in thousands):

Remaining 2025	$3,804
2026	12,366
2027	3
2028	3
2029	4
Thereafter	136
Total	16,316
Add debt premium	3,151
Less current portion	(4,931)
Less deferred financing cost	(3,626)
Less debt discount	(93)
Total long-term debt, including debt premium, net of current portion, deferred financing cost and debt discount	$10,817

As of December 31, 2024, future minimum payments related to long-term debt are as follows (in thousands):

2025	$3,700
2026	37,366
2027	3
2028	3
2029	4
Thereafter	136
Total	41,212
Less current portion	(3,700)
Less deferred financing cost	(4,238)
Less debt discount	(1,671)
Long-term debt, net of current portion, deferred financing cost and debt discount	$31,603